Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
Recently Adopted Accounting Standards

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Leases - ASU 2016-02 Issued February 2016
• Requires lessees to recognize a right-of-use asset and related lease liability for all leases with lease terms of more than 12 months.
• Recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee will depend on its classification as a finance or operating lease.
• Targeted changes have been made to the lessor accounting model to align the guidance with the new lessee model and revenue recognition guidance.
• Permits option to adopt using a modified retrospective approach through a cumulative-effect adjustment to retained earnings at adoption.

• Adopted January 1, 2019 under the modified retrospective approach.
• Amended presentation and disclosures are made prospectively. Refer to the lease disclosures in this Note 1 and Note 25 Leases for additional information.
• The impact of adoption was immaterial to PNC's consolidated income statement.
• The impact of adoption of the changes to the lessor accounting model did not have a material impact on our financial statements.

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Credit Losses - ASU 2016-13

Issued June 2016

Codification Improvements - ASU 2019-04

Various improvements related to Credit Losses (Topics 1, 2 and 5)

Issued April 2019

Targeted Transition
Relief - Credit Losses - ASU 2019-05

Issued May 2019

Codification Improvements - ASU 2019-11

Issued November 2019

• Required effective date of January 1, 2020.
• Commonly referred to as the Current Expected Credit Losses (CECL) standard.
• Replaces measurement, recognition and disclosure guidance for credit related reserves (i.e., ALLL and the allowance for unfunded loan commitments and letters of credit) and OTTI for debt securities.
• Requires the use of an expected credit loss methodology; specifically, current expected credit losses for the remaining life of the asset will be recognized starting from the time of origination or acquisition.
• Methodology applies to loans, net investment in leases, debt securities and certain financial assets not accounted for at fair value through net income. It will also apply to off-balance sheet credit exposures except for unconditionally cancellable commitments.
• In-scope assets will be presented at the net amount expected to be collected after the deduction or addition of the allowance for credit losses (ACL) from the amortized cost basis of the assets.
• Requires inclusion of expected recoveries of previously charged-off amounts for in-scope assets.
• Requires enhanced credit quality disclosures including disaggregation of credit quality indicators by vintage.
• Requires a modified retrospective approach through a cumulative-effect adjustment to retained earnings at adoption.

Subsequent event
• We adopted the CECL standard on January 1, 2020.
• Based on current and forecasted economic conditions and portfolio balances as of January 1, 2020, the adoption of the CECL standard resulted in an ACL of $3.7 billion. See Table 34 for details of the ACL composition and a summary of the impact of adoption. The overall change in total reserves at December 31, 2019 was primarily due to the move to a life of loan reserve estimate as well as methodology changes required under CECL.
• Our ACL estimate uses various models and estimation techniques based on our historical loss experience, current borrower characteristics, current conditions, reasonable and supportable forecasts and other relevant factors. Expected losses in our reasonable and supportable forecast period of three years are estimated using four macroeconomic scenarios and their estimated probabilities. These scenarios are produced by our economics team using a combination of structural models and expert judgment and are designed to reflect a range of plausible economic conditions and emerging business cycles over the next three years. After the end of the reasonable and supportable forecast period, expected losses are reverted to historical average losses, using a reversion period where applicable.
• ACL also includes identified qualitative factors related to idiosyncratic risk factors, changes in current economic conditions that may not be reflected in quantitatively derived results, and other relevant factors to ensure the ACL reflects our best estimate of current expected credit losses.
• We expect that our CECL estimate will be sensitive to various factors, including, but not limited to, the following major factors:
- Current economic conditions and borrower quality: Our forecast of expected losses depends on conditions and portfolio quality as of the estimation date. As current conditions evolve, forecasted losses could be materially affected.
- Scenario weights and design: Our loss estimates are sensitive to the shape and severity of macroeconomic forecasts and thus vary significantly between upside and downside scenarios. Changes to probability weights assigned to these scenarios and timing of peak business cycles reflected by the scenarios could materially affect our loss estimates.
- Portfolio volume and mix: Changes to the volume and mix in our portfolios could materially affect our estimates, as CECL reserves would be recognized at origination or acquisition.
• We implemented the CECL standard using the modified retrospective approach, and did not elect to maintain purchased credit impaired accounting upon adoption. We elected the one-time fair value option election for some of our purchased credit impaired loans and nonperforming assets.

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Codification Improvements - ASU 2019-04 Topic 3: Codification Improvements to ASU 2017-12 and Other Hedging Items Issued April 2019
• Required effective date of January 1, 2020.
• Targeted improvements related to:
     - Partial-term fair value hedges of interest rate risk
     - Amortization of fair value hedge basis adjustments
     - Disclosure of fair value hedge basis adjustments
     - Consideration of the hedged contractually specified interest rate under the hypothetical derivative method
     - Application of a first-payments-received cash flow hedging technique to overall cash flows on a group of variable interest payments
     - Update to transition guidance for ASU 2017-12
• This ASU permits a one-time transfer out of held to maturity securities to provide entities the opportunity to hedge fixed rate, prepayable securities under a last of layer hedging strategy (although an entity is not required to hedge such securities subsequent to transfer).

Subsequent event
• We adopted this standard on January 1, 2020.
• As permitted by the eligibility requirements in this guidance, at adoption we elected to transfer debt securities with an amortized cost of $16.2 billion (fair value of $16.5 billion) from held to maturity to the available for sale portfolio. The transfer resulted in a pretax increase to AOCI of $306 million. There were no other impacts to PNC's consolidated financial statements from the adoption of this guidance.

Impact of the CECL Standard Adoption

	ALLL (a)		ACL (a)
In millions	December 31, 2019	Transition Adjustment	January 1, 2020
Allowance (a)
Loans and leases
Commercial lending	$1,812	$(304)	$1,508
Consumer lending	930	767	1,697
Total loans and leases allowance	2,742	463	3,205
Off-balance sheet credit exposures (b)	318	179	497
Other	—	19	19
Total allowance	$3,060	$661	$3,721

In millions	December 31, 2019	Transition Adjustment	January 1, 2020
Impact to retained earnings (c)	$42,215	$(671)	$41,544
(a) Amounts at December 31, 2019 represent the ALLL and the allowance for unfunded loan commitments and letters of credit. The amounts at January 1, 2020 represent the ACL.
(b) Off-balance sheet credit exposures are primarily unfunded loan commitments and letters of credit.
(c) Transition adjustment includes the increase in the total allowance of $.7 billion and the impact of the fair value option election of $.2 billion, offset by the tax impact of $.2 billion.